Parent Company Financial Data	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Financial Data

Note 19 - Parent Company Financial Data

The following is a summary of the condensed financial statements of Uwharrie Capital Corp:

Condensed Balance Sheets

	December 31,
	2018	2017
	(dollars in thousands)
Assets
Cash and demand deposits	$287	$379
Interest-earning deposits	1,256	1,752
Investments in:
Bank subsidiaries	43,042	41,997
Nonbank subsidiaries	450	376
Other assets	1,638	1,440
Total assets	$46,673	$45,944
Liabilities and shareholders’ equity
Master notes	$1,190	$1,752
Short term debt	—	—
Long term debt	9,974	9,534
Other liabilities	989	768
Total liabilities	12,153	12,054
Shareholders’ equity	34,520	33,890
Total liabilities and shareholders’ equity	$46,673	$45,944

Note 19 - Parent Company Financial Data (Continued)

Condensed Statements of Income

	2018	2017	2016
	(dollars in thousands)
Equity in undistributed earnings (loss) of subsidiaries	$2,026	$745	$375
Dividends received from subsidiaries	1,150	1,500	2,500
Interest income	17	6	6
Other income	80	93	77
Interest expense	(571)	(564)	(585)
Other operating expense	(410)	(436)	(445)
Income tax benefit	185	267	283
Net income	$2,477	$1,611	$2,211
Consolidated net income	$2,477	$1,611	$2,211
Less: Net income attributable to noncontrolling interest	(570)	(592)	(593)
Net income attributable to Uwharrie Capital Corp	1,907	1,019	1,618
Net income available to common shareholders	$1,907	$1,019	$1,618
Net income per common share
Basic	$0.27	$0.14	$0.22
Diluted	$0.27	$0.14	$0.22
Weighted average shares outstanding
Basic	7,087,581	7,281,408	7,383,686
Diluted	7,087,581	7,282,160	7,383,794

Condensed Statements of Cash Flows

	2018	2017	2016
	(dollars in thousands)
Cash flows from operating activities
Net income	$2,477	$1,611	$2,211
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed (earnings) loss of subsidiaries	(2,026)	(745)	(375)
(Increase) decrease in other assets	(198)	(124)	26
Increase (decrease) in other liabilities	220	267	338
Net cash provided (used) by operating activities	473	1,009	2,200
Cash flows from financing activities
Net decrease in master notes	(562)	(410)	(1,234)
Net decrease in short-term debt	—	(500)	(1,850)
Net increase in long-term debt	440	—	—
Net increase in investment in subsidiares	(250)	—	—
Net proceeds from issuance of common stock - stock options	65	—	—
Repurchase of common stock, net	(747)	(391)	(322)
Cash paid for fractional shares	(7)	(7)	(6)
Net cash used by financing activities	(1,061)	(1,308)	(3,412)
Net decrease in cash and cash equivalents	(588)	(299)	(1,212)
Cash and cash equivalents at beginning of year	2,131	2,430	3,642
Cash and cash equivalents at end of year	$1,543	$2,131	$2,430